Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [Line Items]
Cash dividends received	₩ 1,170	₩ 10,011	₩ 35,143
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	119,036	287,549	61,985
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	164,850	227,500	149,815
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 283,886	₩ 515,049	₩ 211,800